Schedule of Investments
May 31, 2020 (unaudited)
Monteagle Fixed Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 49.13% (3)

Capital Goods - 6.47%
Precision Castparts Corp., 2.500%, 01/15/2023	500,000	519,448

Diversified Financial Services - 9.88%
Berkshire Hathaway Finance Corp., 3.000%, 05/15/2022	500,000	528,126
CME Group, Inc., 3.000%, 09/15/2022	250,000	265,018

		793,144

Food, Beverages & Tobacco - 6.47%
Philip Morris International, 2.500%, 08/22/2022	500,000	519,560

Health Care Equipment & Services - 13.05%
Gilead Sciences, Inc., 3.250%, 09/01/2022	500,000	529,436
Novartis Capital Corp., 2.400%, 05/17/2022	500,000	517,973

		1,047,409

Media - 6.71%
Comcast Corp., 3.000%, 02/01/2024	500,000	538,101

Semiconductors & Semiconductor Equipment - 6.54%
Qualcomm, Inc., 3.000%, 05/20/2022	500,000	524,619

Total Corporate Bonds	(Cost $ 3,758,194)	3,942,281

U.S. Government Agencies & Obligations - 48.77% (3)

Federal Farm Credit Bank - 8.51%
FFCB, 3.220%, 12/10/2025	600,000	682,935

U.S. Treasury Notes - 40.25%
United States Treasury Note 2.125%, 08/15/2021	625,000	639,429
United States Treasury Note 2.500%, 08/15/2023	150,000	163,066
United States Treasury Note 2.750%, 02/15/2024	1,000,000	1,129,492
United States Treasury Note 2.250%, 11/15/2024	150,000	160,992
United States Treasury Note 2.375%, 05/15/2027	500,000	546,406
United States Treasury Note 2.875%, 05/15/2028	500,000	590,996

		3,230,381

Total U.S. Government Agencies & Obligations	(Cost $ 3,551,316)	3,913,316

Money Market Registered Investment Companies - 1.72%

Federated Government Obligations Fund - Institutional Class, 0.09% (2)	137,668	137,668

Total Money Market Registered Investment Companies	(Cost $ 137,668)	137,668

Total Investments - 99.61%	(Cost $ 7,447,179)	7,993,265

Other Assets less Liabilities - 0.39%		31,560

Total Net Assets - 100.00%		8,024,825

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$137,668	$-
Level 2 - Other Significant Observable Inputs	7,855,597	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$7,993,265	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) 7-day yield as of May 31, 2020.

(3)  Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.